Stock-based Compensation - Schedule of Restricted Share Plan (Detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Time Based Restricted Stock Units RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	1,142,847	1,831,836	230,950
Granted	595,309	350,000	2,483,000
Exercised	(542,818)	(617,729)	(140,313)
Forfeited	(182,452)	(421,260)	(741,801)
Balance at end of period	1,012,886	1,142,847	1,831,836
Balance at beginning of period	$ 1.67	$ 1.59	$ 5.82
Granted	$ 2.19	$ 1.82	$ 1.28
Exercised	$ 1.86	$ 1.73	$ 3.93
Forfeited	$ 1.53	$ 1.35	$ 1.43
Balance at end of period	$ 1.90	$ 1.67	$ 1.59
Performance Based RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	4,100,125	87,625	364,125
Granted		4,750,000	197,000
Forfeited	(698,125)	(737,500)	(473,500)
Balance at end of period	3,402,000	4,100,125	87,625
Balance at beginning of period	$ 1.54	$ 4.37	$ 5.82
Granted		$ 1.50	$ 1.27
Forfeited	$ 1.84	$ 1.59	$ 4.19
Balance at end of period	$ 1.48	$ 1.54	$ 4.37